Derivative Instruments and Hedging Activity (Tables)	9 Months Ended
Sep. 30, 2015
Summary of Gains and Losses on Derivative Instruments

The following tables summarize the income statement locations and gains and losses on the company’s derivative instruments for the three months ended September 30, 2015 and 2014.

	Gain (loss) recognized in OCI		Location of gain (loss) in income statement	Gain (loss) reclassified from AOCI into income
(in millions)	2015	2014		2015	2014

Cash flow hedges
Interest rate contracts	$—	$—	Net interest expense	$1	$—
Foreign exchange contracts	1	—	Net sales	—	—
Foreign exchange contracts	7	—	Cost of sales	13	—

Total	$8	$—		$14	$—

			Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)				2015	2014

Fair value hedges
Interest rate contracts			Net interest expense	$32	$—
Undesignated derivative instruments
Foreign exchange contracts			Other income, net	$(1)	$—

The following tables summarize the income statement locations and gains and losses on the company’s derivative instruments for the nine months ended September 30, 2015 and 2014.

	Gain (loss) recognized in OCI		Location of gain (loss) in income statement	Gain (loss) reclassified from AOCI into income
(in millions)	2015	2014		2015	2014

Cash flow hedges
Interest rate contracts	$38	$—	Net interest expense	$1	$—
Foreign exchange contracts	1	—	Net sales	—	—
Foreign exchange contracts	8	—	Cost of sales	28	—

Total	$47	$—		$29	$—

			Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)				2015	2014

Fair value hedges
Interest rate contracts			Net interest expense	$20	$—
Undesignated derivative instruments
Foreign exchange contracts			Other income, net	$(1)	$—

Classification and Estimated Fair Value Amounts of Derivative Instruments

The following table presents the classification and estimated fair value of the company’s derivative instruments as of September 30, 2015:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value

Derivative instruments designated as hedges
Foreign exchange contracts	Other current assets	$14	Accrued liabilities	$5
Foreign exchange contracts	Other long-term assets	5	Other long-term liabilities	1
Interest rate contracts	Other long-term assets	20

Total derivative instruments designated as hedges		$39		$6

Undesignated derivative instruments
Foreign exchange contracts	Other current assets	$—	Accrued liabilities	$—

Total derivative instruments		$39		$6

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2014:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value

Derivative instruments designated as hedges
Interest rate contracts	Other current assets	$1	Accrued liabilities	$2

Derivative Positions Presented on Net Basis

The following table provides information on the company’s derivative positions as if they were presented on a net basis, allowing for the right of offset by the counterparty:

	September 30, 2015		December 31, 2014
(in millions)	Asset	Liability	Asset	Liability

Gross amounts recognized in the combined balance sheet	$39	$6	$1	$2
Gross amount subject to offset in master netting arrangements not offset in the combined balance sheet	(6)	(6)	—	—

Total	$33	$—	$1	$2